FINANCING RECEIVABLE - Recorded investment in loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	$ 517
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	144,082
Credit quality discount	(5,005)
Purchased loans book value	139,077	[1]
Originated loans	204,091	[2]
Ending balance	343,168		387,012
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	96,671
Credit quality discount	(1,630)
Purchased loans book value	95,041	[1]
Originated loans	154,161	[2]
Ending balance	249,202		290,808
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,352
Credit quality discount	(159)
Purchased loans book value	10,193	[1]
Originated loans	13,673	[2]
Ending balance	23,866		26,210
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Credit quality discount
Purchased loans book value		[1]
Originated loans	1,243	[2],[3]
Ending balance	1,243		4,390
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	35,005
Credit quality discount	(2,137)
Purchased loans book value	32,868	[1]
Originated loans	34,298	[2]
Ending balance	67,166		63,394
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	2,054
Credit quality discount	(1,079)
Purchased loans book value	975	[1]
Originated loans	716	[2]
Ending balance	$ 1,691		$ 2,210

[1]	Loans purchased in acquisition of First Franklin
[2]	Includes loans held for sale
[3]	Before consideration of undisbursed Loans-in-process